Additional Information - Condensed Financial Statements (Condensed Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Shanda Games [Member] USD ($)	Dec. 31, 2014 Shanda Games [Member] CNY	Dec. 31, 2013 Shanda Games [Member] CNY	Dec. 31, 2012 Shanda Games [Member] CNY
Condensed Statements of Operations, Captions [Line Items]
Net revenues	$ 599,131	3,717,369	4,344,730	4,718,559	$ 0	0	0	0
Cost of revenues	(151,515)	(940,088)	(1,135,740)	(1,155,757)	0	0	0	0
Gross profit	447,616	2,777,281	3,208,990	3,562,802	0	0	0	0
Operating expenses
Product development	(105,992)	(657,640)	(714,138)	(712,303)	0	0	0	0
Sales and marketing					0	0	0	0
General and administrative	(51,677)	(320,635)	(348,727)	(412,839)	(2,296)	(14,247)	(31,512)	(31,379)
Total operating expenses	(256,792)	(1,593,293)	(1,481,124)	(1,442,792)	(2,296)	(14,247)	(31,512)	(31,379)
Loss from operations	190,824	1,183,988	1,727,866	2,120,010	(2,296)	(14,247)	(31,512)	(31,379)
Interest income					7	42	19,641	28,128
Interest expense					(12,066)	(74,862)	(59,554)	(134,253)
Other income (expense), net	12,230	75,882	135,993	128,816	(1,185)	(7,346)	(11)	(45)
Income tax expense	(40,072)	(248,628)	(322,273)	(545,540)	0	0	0	0
Equity in profit of subsidiaries					183,235	1,136,886	1,659,324	1,902,941
Net income					$ 167,695	1,040,473	1,587,888	1,765,392